Reverse Recapitalizations	6 Months Ended
Jun. 30, 2026
Reverse Recapitalizations [Abstract]
Reverse recapitalizations

7. Reverse recapitalizations

Reverse recapitalization with Vine Hill Capital Investment Corp

On September 8, 2025, CoinShares International Limited (“CSIL”) entered into a Business Combination Agreement with Vine Hill Capital Investment Corp (“Vine Hill”), a special purpose acquisition company, and Odysseus Holdings Limited, a Jersey company subsequently renamed CoinShares PLC (“CS PLC”). The transaction completed on March 31, 2026. Vine Hill merged into a merger subsidiary of CS PLC, and CSIL became a wholly owned subsidiary of CS PLC under a Jersey scheme of arrangement. CS PLC is now the publicly listed parent of the Group.

Accounting treatment

CSIL was determined to be the accounting acquirer whilst Vine Hill was deemed to be a special purpose acquisition company whose activities were limited principally to holding cash and investments in trust and seeking a business combination. Management concluded that Vine Hill did not meet the definition of a business under ASC 805, Business Combinations.

Accordingly, the transaction was accounted for as a reverse recapitalization rather than a business combination under ASC 805. The consolidated financial statements therefore represent a continuation of CSIL’s financial statements, with CSIL and Vine Hill’s assets and liabilities recognized at their historical carrying amounts. No goodwill or other intangible assets were recognized.

Capital issuance

On completion, the Company issued 119,522,880 ordinary shares to existing CSIL shareholders, 6,564,647 ordinary shares to the PIPE investor, including commitment-fee shares, and 1,292,681 ordinary shares to non-redeeming Vine Hill shareholders.

Ordinary shares
Recipient	Number
CSIL shareholders (excluding PIPE shares)	119,522,880
PIPE investor	6,564,647
Non-redeeming Vine Hill public shareholders	1,292,681
Shares issued to Vine Hill Capital Sponsor I LLC	4,400,001
Total	131,780,209

The Company also assumed 10,999,993 Vine Hill public warrants with a fair value of $1,045,000 at the date of assumption. Each whole warrant entitles the holder to purchase one Ordinary Share at an exercise price of $11.50 per share. The warrants became exercisable 30 days after completion and expire on 31 March 2031, or earlier upon redemption.

Warrants issued or assumed by the Group are assessed under ASC 815-40. The Company’s public warrants are equity-classified because they are indexed to the Company’s own Ordinary Shares and meet the conditions for equity classification: each warrant settles into a fixed number of shares at a fixed exercise price, the Company controls settlement, and there are no provisions that could require net cash settlement in circumstances outside the Company’s control or whose terms vary with the identity of the holder. Accordingly, they were recorded in equity at fair value on initial recognition and are not subsequently remeasured. The private placement warrants, which contained holder-dependent settlement features, were forfeited and cancelled on completion.

Cash proceeds

$
Gross PIPE cash proceeds	48,980
Less: PIPE placement fee	(2,500)
Less: transaction costs apportioned to PIPE shares	(20,469)
Total Net PIPE proceeds	26,011

Gross trust cash attributable to non-redeeming shareholders	13,844
Less: transaction costs apportioned to SPAC shares	(17,750)
Total Net SPAC shareholder proceeds	(3,906)
Total	22,105

The PIPE financing generated gross cash proceeds of $49.0 million and incurred a $2.5 million placement fee. The Group also received $13.8 million of gross cash from Vine Hill’s trust account attributable to non-redeeming shareholders. Vine Hill shareholders redeemed 20,707,319 shares for approximately $221.8 million before completion of the transaction.

Transaction costs of $40.7 million that were directly attributable to the issuance of equity were recognized as a reduction of additional paid-in capital, and have been allocated above according to the number of shares issued.

The Group’s historical share capital has been retrospectively adjusted to reflect the legal capital structure of CoinShares PLC. Comparative share and earnings per share information has similarly been retrospectively adjusted using the exchange ratio established in the transaction.

The Group recorded a charge of $6.1 million to settle its historic liability classified share based compensation program, done in preparation to create a new plan subsequent to the Business Combination.